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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street, Milwaukee, WI	53212
(Address of principal executive offices)	(Zip code)

Constance Dye Shannon 235 W. Galena Street, Milwaukee, WI 53212
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period: July 1, 2020 – April 7, 2021 (Liquidation Date)

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Investment Company Report

NIKE, INC.
Security	654106103		Meeting Type	Annual
Ticker Symbol	NKE		Meeting Date	17-Sep-2020
ISIN	US6541061031		Agenda	935256378 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1a.	Election of Class B Director: Alan B. Graf, Jr.	Management	For	For
1b.	Election of Class B Director: Peter B. Henry	Management	For	For
1c.	Election of Class B Director: Michelle A. Peluso	Management	For	For
2.	To approve executive compensation by an advisory vote.	Management	Against	Against
3.	To ratify the appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm.	Management	For	For
4.	To approve the Nike, Inc. Stock Incentive Plan, as amended and restated.	Management	For	For
5.	To consider a shareholder proposal regarding political contributions disclosure.	Shareholder	Against	For
AUTOMATIC DATA PROCESSING, INC.
Security	053015103		Meeting Type	Annual
Ticker Symbol	ADP		Meeting Date	11-Nov-2020
ISIN	US0530151036		Agenda	935276130 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1A.	Election of Director: Peter Bisson	Management	For	For
1B.	Election of Director: Richard T. Clark	Management	For	For
1C.	Election of Director: Linnie M. Haynesworth	Management	For	For
1D.	Election of Director: John P. Jones	Management	For	For
1E.	Election of Director: Francine S. Katsoudas	Management	For	For
1F.	Election of Director: Nazzic S. Keene	Management	For	For
1G.	Election of Director: Thomas J. Lynch	Management	For	For
1H.	Election of Director: Scott F. Powers	Management	For	For
1I.	Election of Director: William J. Ready	Management	For	For
1J.	Election of Director: Carlos A. Rodriguez	Management	For	For
1K.	Election of Director: Sandra S. Wijnberg	Management	For	For
2.	Advisory Vote on Executive Compensation.	Management	For	For
3.	Ratification of the Appointment of Auditors.	Management	For	For
4.	Stockholder proposal, if properly presented at the meeting, to prepare a Report on Employee Representation on the Board of Directors.	Shareholder	Against	For
MEDTRONIC PLC
Security	G5960L103		Meeting Type	Annual
Ticker Symbol	MDT		Meeting Date	11-Dec-2020
ISIN	IE00BTN1Y115		Agenda	935288286 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1A.	Election of Director: Richard H. Anderson	Management	For	For
1B.	Election of Director: Craig Arnold	Management	For	For
1C.	Election of Director: Scott C. Donnelly	Management	For	For
1D.	Election of Director: Andrea J. Goldsmith, Ph.D.	Management	For	For
1E.	Election of Director: Randall J. Hogan, III	Management	For	For
1F.	Election of Director: Michael O. Leavitt	Management	For	For
1G.	Election of Director: James T. Lenehan	Management	For	For
1H.	Election of Director: Kevin E. Lofton	Management	For	For
1I.	Election of Director: Geoffrey S. Martha	Management	For	For
1J.	Election of Director: Elizabeth G. Nabel, M.D.	Management	For	For
1K.	Election of Director: Denise M. O'Leary	Management	For	For
1L.	Election of Director: Kendall J. Powell	Management	For	For
2.	To ratify, in a non-binding vote, the appointment of PricewaterhouseCoopers LLP as the Company's independent auditor for fiscal year 2021 and to authorize, in a binding vote, the Board of Directors, acting through the Audit Committee, to set the auditor's remuneration.	Management	For	For
3.	To approve, in a non-binding advisory vote, named executive officer compensation (a "Say-on-Pay" vote).	Management	For	For
4.	To renew the Board's authority to issue shares.	Management	For	For
5.	To renew the Board's authority to opt out of pre-emption rights.	Management	For	For
6.	Authorizing the Company and any subsidiary of the Company to make overseas market purchases of Medtronic ordinary shares.	Management	For	For
FACTSET RESEARCH SYSTEMS INC.
Security	303075105		Meeting Type	Annual
Ticker Symbol	FDS		Meeting Date	17-Dec-2020
ISIN	US3030751057		Agenda	935289896 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1a.	Election of Director: Robin A. Abrams (To serve a three- year term expiring in concurrence with the Annual Meeting of Stockholders for 2023.)	Management	For	For
1b.	Election of Director: Laurie Siegel (To serve a three-year term expiring in concurrence with the Annual Meeting of Stockholders for 2023.)	Management	For	For
1c.	Election of Director: Malcolm Frank (To serve a three- year term expiring in concurrence with the Annual Meeting of Stockholders for 2023.)	Management	For	For
1d.	Election of Director: Siew Kai Choy (To serve a one-year term expiring in concurrence with the Annual Meeting of Stockholders for 2021.)	Management	For	For
1e.	Election of Director: Lee Shavel (To serve a one-year term expiring in concurrence with the Annual Meeting of Stockholders for 2021.)	Management	For	For
2.	To ratify the appointment of the accounting firm of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending August 31, 2021.	Management	For	For
3.	To vote on a non-binding advisory resolution to approve the compensation of our named executive officers.	Management	For	For
HORMEL FOODS CORPORATION
Security	440452100		Meeting Type	Annual
Ticker Symbol	HRL		Meeting Date	26-Jan-2021
ISIN	US4404521001		Agenda	935315564 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1a.	Election of Director: Prama Bhatt	Management	For	For
1b.	Election of Director: Gary C. Bhojwani	Management	For	For
1c.	Election of Director: Terrell K. Crews	Management	For	For
1d.	Election of Director: Stephen M. Lacy	Management	For	For
1e.	Election of Director: Elsa A. Murano, Ph.D.	Management	For	For
1f.	Election of Director: Susan K. Nestegard	Management	For	For
1g.	Election of Director: William A. Newlands	Management	For	For
1h.	Election of Director: Christopher J. Policinski	Management	For	For
1i.	Election of Director: Jose Luis Prado	Management	For	For
1j.	Election of Director: Sally J. Smith	Management	For	For
1k.	Election of Director: James P. Snee	Management	For	For
1l.	Election of Director: Steven A. White	Management	For	For
2.	Ratify the appointment by the Audit Committee of the Board of Directors of Ernst & Young LLP as independent registered public accounting firm for the fiscal year ending October 31, 2021.	Management	For	For
3.	Approve the Named Executive Officer compensation as disclosed in the Company's 2021 annual meeting proxy statement.	Management	For	For
ACCENTURE PLC
Security	G1151C101		Meeting Type	Annual
Ticker Symbol	ACN		Meeting Date	03-Feb-2021
ISIN	IE00B4BNMY34		Agenda	935318128 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1A.	Appointment of Director: Jaime Ardila	Management	For	For
1B.	Appointment of Director: Herbert Hainer	Management	For	For
1C.	Appointment of Director: Nancy McKinstry	Management	For	For
1D.	Appointment of Director: Beth E. Mooney	Management	For	For
1E.	Appointment of Director: Gilles C. Pélisson	Management	For	For
1F.	Appointment of Director: Paula A. Price	Management	For	For
1G.	Appointment of Director: Venkata (Murthy) Renduchintala	Management	For	For
1H.	Appointment of Director: David Rowland	Management	For	For
1I.	Appointment of Director: Arun Sarin	Management	For	For
1J.	Appointment of Director: Julie Sweet	Management	For	For
1K.	Appointment of Director: Frank K. Tang	Management	For	For
1L.	Appointment of Director: Tracey T. Travis	Management	For	For
2.	To approve, in a non-binding vote, the compensation of our named executive officers.	Management	For	For
3.	To ratify, in a non-binding vote, the appointment of KPMG LLP ("KPMG") as independent auditors of Accenture and to authorize, in a binding vote, the Audit Committee of the Board of Directors to determine KPMG's remuneration.	Management	For	For
4.	To grant the Board of Directors the authority to issue shares under Irish law.	Management	For	For
5.	To grant the Board of Directors the authority to opt-out of pre-emption rights under Irish law.	Management	For	For
6.	To determine the price range at which Accenture can re- allot shares that it acquires as treasury shares under Irish law.	Management	For	For
S&P GLOBAL INC.
Security	78409V104		Meeting Type	Special
Ticker Symbol	SPGI		Meeting Date	11-Mar-2021
ISIN	US78409V1044		Agenda	935329816 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Approval of the S&P Global Share Issuance. To vote on a proposal to approve the issuance of S&P Global Inc. common stock, par value $1.00 per share, to the shareholders of IHS Markit Ltd. in connection with the merger contemplated by Agreement and Plan of Merger dated Nov. 29, 2020, as amended by Amendment No. 1, dated as of January 20, 2021, and as it may further be amended from time to time, by and among S&P Global Inc., Sapphire Subsidiary, Ltd. and IHS Markit Ltd.	Management	For	For
STARBUCKS CORPORATION
Security	855244109		Meeting Type	Annual
Ticker Symbol	SBUX		Meeting Date	17-Mar-2021
ISIN	US8552441094		Agenda	935326935 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1A.	Election of Director: Richard E. Allison, Jr.	Management	For	For
1B.	Election of Director: Rosalind G. Brewer (Withdrawn)	Management	For	For
1C.	Election of Director: Andrew Campion	Management	For	For
1D.	Election of Director: Mary N. Dillon	Management	For	For
1E.	Election of Director: Isabel Ge Mahe	Management	For	For
1F.	Election of Director: Mellody Hobson	Management	For	For
1G.	Election of Director: Kevin R. Johnson	Management	For	For
1H.	Election of Director: Jørgen Vig Knudstorp	Management	For	For
1I.	Election of Director: Satya Nadella	Management	For	For
1J.	Election of Director: Joshua Cooper Ramo	Management	For	For
1K.	Election of Director: Clara Shih	Management	For	For
1L.	Election of Director: Javier G. Teruel	Management	For	For
2.	Advisory resolution to approve our executive officer compensation.	Management	Against	Against
3.	Ratification of selection of Deloitte & Touche LLP as our independent registered public accounting firm for fiscal 2021.	Management	For	For
4.	Employee Board Representation.	Shareholder	Against	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Investment Managers Series Trust II

By (Signature and Title)*		/s/ Terrance P. Gallagher
Terrance P. Gallagher, President and Principal Executive Officer
Date	April 14, 2021

*       Print the name and title of each signing officer under his or her signature.